Share-based payments (Tables)	12 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangements [Abstract]
Disclosure of information concerning PSUs
The following table presents information concerning the number of outstanding PSUs granted by the Company:

Outstanding as at September 30, 2020	1,231,470
Granted[1]	669,252
Exercised (Note 19)	(119,108)
Forfeited	(365,411)
Outstanding as at September 30, 2021	1,416,203
Granted[1]	805,699
Exercised (Note 19)	(237,294)
Forfeited	(175,017)
Outstanding as at September 30, 2022	1,809,591
[1] The PSUs granted in 2022 had a grant date fair value of $109.07 per unit ($94.00 in 2021).
Disclosure of information concerning outstanding stock options
The following table presents information concerning the outstanding stock options granted by the Company:

		2022		2021
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	8,012,077	64.49	8,934,097	61.33
Granted	11,940	110.10	995,160	97.86
Exercised (Note 19)	(941,059)	44.30	(1,290,919)	47.29
Forfeited	(188,130)	97.55	(622,940)	107.82
Expired	(11,983)	104.36	(3,321)	108.44
Outstanding, end of year	6,882,845	66.36	8,012,077	64.49
Exercisable, end of year	5,837,921	61.02	5,781,579	54.76

Disclosure of range of exercise prices of outstanding stock options	The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2022:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
23.65 to 38.79	982,507	1.06	33.01	982,507	33.01
39.47 to 50.94	970,493	2.71	45.46	970,493	45.46
52.63 to 63.72	2,532,301	4.45	63.04	2,532,301	63.04
67.04 to 87.65	1,311,981	5.92	84.05	1,005,535	83.60
97.84 to 115.01	1,085,563	7.91	101.61	347,085	103.69
	6,882,845	4.54	66.36	5,837,921	61.02

Disclosure of number of options and weighted average remaining contractual life	The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2022:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
23.65 to 38.79	982,507	1.06	33.01	982,507	33.01
39.47 to 50.94	970,493	2.71	45.46	970,493	45.46
52.63 to 63.72	2,532,301	4.45	63.04	2,532,301	63.04
67.04 to 87.65	1,311,981	5.92	84.05	1,005,535	83.60
97.84 to 115.01	1,085,563	7.91	101.61	347,085	103.69
	6,882,845	4.54	66.36	5,837,921	61.02

Disclosure of weighted average assumptions used in the calculation of fair value of stock options
The weighted average fair value of stock options granted in the year and the weighted average assumptions used in the calculation of their fair value on the date of grant using the Black-Scholes option pricing model were as follows:

	Year ended September 30
	2022	2021
Grant date fair value ($)	20.94	16.76
Dividend yield (%)	0.00	0.00
Expected volatility (%)[1]	21.27	20.76
Risk-free interest rate (%)	1.28	0.40
Expected life (years)	4.00	4.00
Exercise price ($)	110.10	97.86
Share price ($)	110.10	97.86
[1]    Expected volatility was determined using statistical formulas and based on the weekly historical average of closing daily share prices over the period of the expected life of stock options.

Disclosure of share-based payment expense
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2022	2021
	$	$
PSUs	42,148	32,484
Stock options	6,848	13,108
Share purchase plan	136,275	128,662
DSUs	1,455	2,876
	186,726	177,130